UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21206

AEW Real Estate Income Fund

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: January 31, 2008

Item 1.	Report to Stockholders.

The AEW Real Estate Income Fund was liquidated on April 13, 2007. As of January 31, 2008, the Fund did not hold any securities.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Ms. Cynthia L. Walker, Mr. Daniel M. Cain and Mr. Jonathan P. Mason are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4.	Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning; and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services provided reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees[3]
	2/1/06- 1/31/07	2/1/07- 1/31/08	2/1/06- 1/31/07	2/1/07- 1/31/08	2/1/06- 1/31/07	2/1/07- 1/31/08	2/1/06- 1/31/07	2/1/07- 1/31/08
AEW Real Estate Income Fund	$36,674	$0	$5,000	$3,932	$16,598	$19,219	$2,755	$0

1.	Audit-related fees consist of the performance of agreed upon procedures relating to rating agency procedures reports.

2.	The tax fees consist of a review of year-end shareholder reporting and a review of the Registrant’s tax returns (for the fiscal years ended 1/31/07 and 1/31/08).

3.	Other fees consist of a review of income and expense allocation methods in conjunction with the annual review of the Registrant’s management contract.

Aggregate fees billed to the Registrant for non-audit services during the fiscal years ended 1/31/07 and 1/31/08 were $24,353 and $23,151, respectively.

Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the non-audit services provided by the Registrant’s principal accountant to AEW Management and Advisors, L.P. and entities controlling, controlled by or under common control with AEW Management and Advisors, L.P. that provide ongoing services to the Registrant (“Control Affiliates”) for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	2/1/06- 1/31/07	2/1/07- 1/31/08	2/1/06- 1/31/07	2/1/07- 1/31/08	2/1/06- 1/31/07	2/1/07- 1/31/08
Control Affiliates	$0	$0	$0	$0	$0	$0

There were no aggregate fees billed to the Adviser and Control Affiliates by the Principal Accountant for non-audit services during the fiscal years ended 1/31/07 and 1/31/08.

None of the services described above were approved pursuant to (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre-Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Trust and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit-related and tax services. This approval is subject to review of the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the audit committee.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)). Mr. Daniel M. Cain, Mr. Jonathan P. Mason and Ms. Cynthia L. Walker are each independent trustees and collectively constitute the entire Audit Committee.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

When voting proxies and responding to tender offers, AEW acts prudently, solely in the best interest of its clients, and for the exclusive purpose of maximizing value to its clients. AEW takes reasonable steps under the circumstances to assure that it has actually received all of the proxies for which it has voting authority. AEW considers those factors that would affect the value of its clients’ investments and may not, unless specifically directed to do so by a client, consider unrelated objectives, such as social considerations. In the event of any conflict of interest involving a proxy vote AEW will vote in accordance with recommendations provided by an independent party proxy service provider.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Portfolio Manager Information

Matthew A. Troxell, Principal and Portfolio Manager, managed the AEW Real Estate Income Fund from its inception until its liquidation on April 13, 2007. During the past 5 years, Mr. Troxell has been employed by AEW Management and Advisors, L.P. (“AEW”) and serves as portfolio manager for all of AEW’s real estate equity securities portfolios.

Portfolio Manager’s Management of Other Accounts

As of January 31, 2008, Mr. Troxell managed the following other accounts:

Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
Other Accounts Managed		Advisory fee is based on performance		Other Accounts Managed		Advisory fee is based on performance		Other Accounts Managed		Advisory fee is based on performance
# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
10	$1,622.6 MM	0	0	4	$ 888.7 MM	1	$ 116.7 MM	31	$ 2,870.2 MM	7	$ 881.8 MM

One potential conflict of interest that may arise in connection with the Portfolio Manager’s management of the AEW Real Estate Income Fund and the investments in the other accounts he manages, is when the Portfolio Manager wants to short a stock in one of AEW’s Long/Short strategy accounts that AEW holds long in any of its accounts/funds. To address this potential conflict, AEW has developed policies and procedures where the Portfolio Manager must get prior approval from AEW’s Chief Compliance Officer in order to short a stock that is currently held long.

Portfolio Manager’s Compensation

The following describes the structure of, and the method used to determine, the compensation of the above listed portfolio manager as of January 31, 2008:

Compensation for all AEW professionals, including AEW REIT investment professionals, is composed of two parts: base salary and incentive compensation. The firm’s base salary structure is designed to reflect market rates for the various disciplines within the company, such as investment management, asset management and accounting. To determine appropriate “market ranges” for the various function areas (based on specific job characteristics and years of experience), AEW uses the services of an independent consulting firm which performs research into the compensation practices of firms similar to AEW within the industry.

Base salaries are supplemented by year-end incentive compensation awards, which account for a significant portion of total compensation. The awarding of incentive compensation is based upon the achievement of corporate objectives and specific individual goals, which are generally tied to the achievement of client objectives. Performance is measured by comparing the Diversified Composite returns over one-and three-year periods against the returns of the Morgan Stanley REIT Index and some peer funds over those periods. AEW’s operating margins for the year determine the availability of funds for incentive compensation. Additionally, AEW’s senior professionals (Managing Directors & Directors), including Portfolio Manager Matthew Troxell and his team of Co-Portfolio Managers, are eligible for participation in AEW’s Equity Sharing program, which gives Directors of the firm economic interests in a portion of the firm’s profits. This program is sponsored by AEW’s parent company, Natixis Global Asset Management, L.P.

Neither base salary nor any other part of the investment team’s compensation structure is based on assets under management.

Portfolio Manager’s Ownership of Fund Shares

As of January 31, 2008, Mr. Troxell did not own equity securities of the AEW Real Estate Income Fund.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of Ethics required by Item 2 hereof, filed herewith as exhibit (a)(1).

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)(3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AEW Real Estate Income Fund

By:	/s/ John T. Hailer
Name:	John T. Hailer
Title:	President and Chief Executive Officer
Date:	March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Hailer
Name:	John T. Hailer
Title:	President and Chief Executive Officer
Date:	March 31, 2008

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	March 31, 2008